Organization and Principal Activities (Details) - Schedule of condensed consolidating schedule of results of operations - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Parent [Member]
Condensed Statement of Income Captions [Line Items]
Revenues
Cost of revenues
Operating expenses	(935)	(398)
Loss from operations	(935)	(398)
Other income, net	245	18
Share of loss from subsidiaries	(30,763)	(38,805)
Loss before income taxes	(31,453)	(39,185)
Income tax (expense) benefit	(1)	(64)
Net loss	(31,454)	(39,249)
VIEs [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	46,576	89,381
Cost of revenues	(19,737)	(31,312)
Operating expenses	(62,139)	(86,701)
Loss from operations	(35,300)	(28,632)
Other income, net	2,864	2,390
Share of loss from subsidiaries
Loss before income taxes	(32,436)	(26,242)
Income tax (expense) benefit	2,919	3,735
Net loss	(29,517)	(22,507)
WFOEs [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	33,758	23,670
Cost of revenues	(6,201)	(2,317)
Operating expenses	(30,553)	(41,053)
Loss from operations	(3,005)	(19,700)
Other income, net	2,500	3,838
Share of loss from subsidiaries
Loss before income taxes	(505)	(15,862)
Income tax (expense) benefit	(1,239)	(250)
Net loss	(1,744)	(16,112)
Other subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	502
Cost of revenues
Operating expenses	(9)	(185)
Loss from operations	493	(185)
Other income, net	5
Share of loss from subsidiaries
Loss before income taxes	498	(185)
Income tax (expense) benefit
Net loss	498	(185)
Eliminating adjustments [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	(12,407)	(11,565)
Cost of revenues	11,346	11,565
Operating expenses	1,549	488
Loss from operations	488	488
Other income, net	(488)	(484)
Share of loss from subsidiaries	30,763	38,805
Loss before income taxes	30,763	38,809
Income tax (expense) benefit
Net loss	30,763	38,809
Consolidated totals [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	68,429	101,486
Cost of revenues	(14,601)	(22,064)
Operating expenses	(92,087)	(127,849)
Loss from operations	(38,259)	(48,427)
Other income, net	5,126	5,762
Share of loss from subsidiaries
Loss before income taxes	(33,133)	(42,665)
Income tax (expense) benefit	1,679	3,421
Net loss	¥ (31,454)	¥ (39,244)